CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014
Cash Flows from Operating Activities:
Net loss for the period	$ (4,453,454)	$ (4,347,337)	$ (8,165,785)	$ (7,160,950)
Adjustments to reconcile net loss to net cash used in operating activities:
Stock option compensation	222,203	0	281,524	0
Depreciation	1,788	2,616	3,750	5,433
Loss on settlement of debt	0	161,292	0	161,292
Loss on sale of equipment	9,432	0	9,432	0
Write-down of property, plant and equipment	0	425,010	0	425,010
Accretion of convertible notes	2,328,009	1,272,956	4,494,048	2,452,849
Changes in non-cash working capital:
Net (increase) decrease in deposits and advances	243,895	29,505	175,564	(51,262)
Net increase (decrease) in accounts payable and accrued expenses	192,581	(63,947)	186,958	213,447
Net cash used in operating activities	(1,455,546)	(2,519,905)	(3,014,509)	(3,954,181)
Cash Flows from Investing Activities:
Purchase of property, plant and equipment	0	(150,000)	0	(150,000)
Proceeds from sales of equipment	165,000	0	165,000	0
Net cash provided by (used in) investing activities	165,000	(150,000)	165,000	(150,000)
Cash Flows from Financing Activities:
Proceeds from the issuance of convertible notes	0	12,000,000	0	12,000,000
Net proceeds from the issuance of common shares	0	0	0	68,250
Restructure fees	0	(684,488)	0	(684,488)
Settlement of convertible notes	0	(4,000)	0	(4,000)
Net cash provided by financing activities	0	11,311,512	0	11,379,762
Change in Cash and Cash Equivalents:
Net increase (decrease) in cash and cash equivalents	(1,290,546)	8,641,607	(2,849,509)	7,275,581
Cash and cash equivalents - beginning of period	4,880,184	1,609,811	6,439,147	2,975,837
Cash and cash equivalents - end of period	$ 3,589,638	$ 10,251,418	$ 3,589,638	$ 10,251,418